REVENUE - Market risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk		20.00%
Commodity price risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 1,575.6	R 1,247.9	R 1,099.3
Commodity price risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (1,575.6)	R (1,247.9)	(1,099.3)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	10.00%	20.00%
Currency risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 787.8	R 1,247.9	1,099.3
Currency risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (787.8)	R (1,247.9)	R (1,099.3)